IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 962,597	$ 1,054,714
Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	849,540
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		953,465
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	113,057	101,249
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,590	14,140
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	489,855	608,077
Business and government portfolios [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	404,109
Business and government portfolios [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		520,824
Business and government portfolios [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	85,746	87,253
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	377,304	390,864
Business and government portfolios [member] | Drawn [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	301,758
Business and government portfolios [member] | Drawn [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		314,712
Business and government portfolios [member] | Drawn [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	75,546	76,152
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	66,646	84,487
Business and government portfolios [member] | Undrawn commitments [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	57,441
Business and government portfolios [member] | Undrawn commitments [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		74,327
Business and government portfolios [member] | Undrawn commitments [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,205	10,160
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	322,060	256,063
Business and government portfolios [member] | Repo style transactions [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	322,060
Business and government portfolios [member] | Repo style transactions [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		256,063
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,872	92,181
Business and government portfolios [member] | Other off balance sheet items [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,033
Business and government portfolios [member] | Other off balance sheet items [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		91,350
Business and government portfolios [member] | Other off balance sheet items [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	839	831
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,071	21,966
Business and government portfolios [member] | OTC derivatives [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,915
Business and government portfolios [member] | OTC derivatives [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		21,856
Business and government portfolios [member] | OTC derivatives [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	156	110
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	309,098	237,484
Business and government portfolios [member] | Repo style transaction collateral [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	309,098
Business and government portfolios [member] | Repo style transaction collateral [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		237,484
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	330,174	327,661
Retail portfolios [member] | Drawn [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	319,695
Retail portfolios [member] | Drawn [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		317,071
Retail portfolios [member] | Drawn [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,479	10,590
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	105,936	99,845
Retail portfolios [member] | Undrawn commitments [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	102,239
Retail portfolios [member] | Undrawn commitments [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		99,817
Retail portfolios [member] | Undrawn commitments [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,697	28
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	558	541
Retail portfolios [member] | Other off balance sheet items [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	427
Retail portfolios [member] | Other off balance sheet items [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		420
Retail portfolios [member] | Other off balance sheet items [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	131	121
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	36,074	18,590
Securitization exposures [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	23,070
Securitization exposures [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		15,333
Securitization exposures [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,004	3,257
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,271,695	1,292,198
Gross carrying amount [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,158,638
Gross carrying amount [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,190,949
Gross carrying amount [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	113,057	101,249
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	798,953	845,561
Gross carrying amount [member] | Business and government portfolios [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	713,207
Gross carrying amount [member] | Business and government portfolios [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		758,308
Gross carrying amount [member] | Business and government portfolios [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	85,746	87,253
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	436,668	428,047
Gross carrying amount [member] | Retail portfolios [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	422,361
Gross carrying amount [member] | Retail portfolios [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		417,308
Gross carrying amount [member] | Retail portfolios [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 14,307	$ 10,739